SUPPLEMENT DATED FEBRUARY 25, 2011
TO
THE DOW® TARGET VARIABLE FUND LLC PROSPECTUS
DATED MAY 1, 2010
The Prospectus of The Dow® Target Variable Fund LLC (the “Fund”) is amended to add the following information. Please retain this supplement with your Prospectus for future reference.
The Ohio National Life Insurance Company (“ONLI”) purchased membership interests at the inception of each of The Dow® Target 10 Portfolios and The Dow® Target 5 Portfolios to provide seed money for the Portfolios (the “Seed Money Interests”). Currently, ONLI has Seed Money Interests remaining in each of The Dow® Target 5 Portfolios. ONLI has notified the Fund it intends to withdraw its Seed Money Interests on April 8, 2011.
The following tables show restated annual fund operating expenses of The Dow® Target 5 Portfolios. These expenses are based on amounts incurred during the twelve months ended December 31, 2009 and have been restated to reflect the withdrawal of the Seed Money Interests.
The Dow® Target 5-1Q Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	1.15%

Total Annual Fund Operating Expenses	1.75%
Total Annual Fund Operating Expenses (Net)(1)	1.60%

(1)	Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser has agreed to reimburse annual expenses of each Portfolio that exceed 1.60%. The current term of the Investment Advisory Agreement expires on October 11, 2011. The Adviser may terminate the Investment Advisory Agreement at any time upon 90 days written notice to the Fund.
The Dow® Target 5-2Q Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	1.46%

Total Annual Fund Operating Expenses	2.06%
Total Annual Fund Operating Expenses (Net)(1)	1.60%

(1)	Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser has agreed to reimburse annual expenses of each Portfolio that exceed 1.60%. The current term of the Investment Advisory Agreement expires on October 11, 2011. The Adviser may terminate the Investment Advisory Agreement at any time upon 90 days written notice to the Fund.

The Dow® Target 5-3Q Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	1.88%

Total Annual Fund Operating Expenses	2.48%
Total Annual Fund Operating Expenses (Net)(1)	1.60%

(1)	Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser has agreed to reimburse annual expenses of each Portfolio that exceed 1.60%. The current term of the Investment Advisory Agreement expires on October 11, 2011. The Adviser may terminate the Investment Advisory Agreement at any time upon 90 days written notice to the Fund.
The Dow® Target 5-4Q Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	1.18%
Total Annual Fund Operating Expenses	1.78%
Total Annual Fund Operating Expenses (Net)(1)	1.60%

(1)	Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser has agreed to reimburse annual expenses of each Portfolio that exceed 1.60%. The current term of the Investment Advisory Agreement expires on October 11, 2011. The Adviser may terminate the Investment Advisory Agreement at any time upon 90 days written notice to the Fund.